Other financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Disclosure of offsetting of financial liabilities [abstract]
Other financial assets and liabilities	Other financial assets and liabilities
Recognition and measurement
Derivatives are measured at fair value through profit or loss unless they are designated as hedging instruments. For details about our hedging strategy and risks, refer to note 25. The Group has made an irrevocable choice to measure investments in equity shares at fair value through other comprehensive income (FVOCI) except for those held for trading purposes.
Other financial assets

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	148	23	171	39	49	88
Derivatives related to net debt	148	3	151	24	–	24
Equity shares and quoted funds	317	1	318	255	24	279
Other investments, including loans(a)	286	547	833	263	346	609
Loans to equity accounted units(b)	800	–	800	509	–	509
Total other financial assets	1,699	574	2,273	1,090	419	1,509
(a)Current “Other investments, including loans” include US$363 million of term deposits with a maturity greater than 3 months. In 2024, this balance included US$212 million of highly liquid financial assets held in a separately managed portfolio of fixed income instruments, classified as held for trading. Both of these investments are included within our net debt definition.
(b)This relates to loans of US$842 million due from WCS Rail and Port Holding Entities, net of expected credit loss.
Credit risk related to other financial assets
Our Treasury team manages credit risk in relation to applicable other financial assets in accordance with our counterparty credit framework (which is reviewed biannually) to minimise our counterparty risk and mitigate financial loss through counterparty failure. Derivatives and investments with any given counterparty are required to be within the credit limit (based on a quantitative credit risk model) for that counterparty as approved by the
Group’s Financial Risk Management Committee. Our investments are dictated by the Group’s investment policy which sets out a number of criteria for eligible investments, including credit quality, duration, maturity and concentration limits.
Other financial liabilities

	2025			2024
	Non-current US$m	Current US$m	Total US$m	Non-current US$m	Current US$m	Total US$m
Derivatives not related to net debt	324	183	507	252	84	336
Derivatives related to net debt	231	–	231	339	28	367
Other financial liabilities	–	66	66	–	–	–
Total other financial liabilities	555	249	804	591	112	703
24 Other financial assets and liabilities continued
Offsetting and enforceable master netting agreements
When we have a legally enforceable right to set-off our financial assets and liabilities and an intention to settle on a net basis, or realise the asset and settle the liability simultaneously, we report the net amount in the consolidated balance sheet. Agreements with derivative counterparties are based on the International Swaps and Derivatives Association master netting agreements that do not meet the criteria for offsetting, but allow for the related amounts to be set-off in certain circumstances. During the year, there were no material amounts offset in the balance sheet.